Accrued Expense and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expense and Other Liabilities [Abstract]
ACCRUED EXPENSE AND OTHER LIABILITIES

NOTE 9 — ACCRUED EXPENSE AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31, 2025	December 31, 2024
Payroll payable	$651,006	$496,766
Rent payable	28,119	81,178
Equipment payable	—	38,105
Other payables	122,297	116,370
Total	$801,422	$732,419